Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Nov. 29, 2019	Aug. 08, 2019	Mar. 31, 2019	Mar. 31, 2018	May 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	May 28, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Aug. 31, 2011	Aug. 01, 2011
C000153405
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
Account Value	$ 11,538	$ 11,425	$ 11,869	$ 14,860		$ 14,333	$ 9,720			$ 13,959	$ 13,255		$ 11,844		$ 10,554	$ 9,524
C000153406
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
Account Value	$ 11,269	11,242	11,756	14,833		14,412	9,851			14,256	13,631		12,271		11,019	10,000
C000153407
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
Account Value	$ 12,419	12,268	12,711	15,870		15,269	10,334			14,806	14,014		12,495		11,100	10,000
C000215731
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
Account Value	$ 15,404	14,911	15,031	14,593		15,004	9,001	$ 9,425
C000215729
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
Account Value	$ 15,823	15,436	15,672	15,326		15,889	9,550	10,000
C000215730
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
Account Value	$ 16,533	15,967	16,057	15,557		15,950	9,550	10,000
C000173003
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
Account Value	$ 15,593	15,795	13,870	14,529		14,211	12,447			10,068	8,749		9,692	$ 9,426
C000173004
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
Account Value	$ 15,625	15,950	14,112	14,893		14,679	12,957			10,500	9,192		10,254	10,000
C000173005
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
Account Value	$ 30,682	31,005	27,157	28,384		27,689	24,197			19,525	16,926		18,599		17,610		$ 16,520	$ 15,700	$ 13,730	$ 11,330	$ 10,000
C000186116
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
Account Value	$ 13,068	13,351	12,643	14,472		16,911	9,551			11,366	12,001	$ 9,425
C000186117
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
Account Value	$ 13,077	13,460	12,845	14,812		17,445	9,928			11,897	12,663	10,000
C000186118
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
Account Value	$ 14,156	14,421	13,613	15,552		18,128	10,216			12,120	12,773	10,000
C000227117
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
Account Value	$ 10,604	10,033	8,520	9,527	$ 9,526
C000227118
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
Account Value	$ 10,819	10,311	8,822	9,939	10,000
C000227116
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
Account Value	$ 41,567	39,216	33,233	37,046		36,140	19,860			20,900	20,400		17,400		15,300		15,740	14,500	13,020	10,300		$ 10,000
C000213451
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
Account Value	$ 11,535	11,747	10,749	11,065		9,918	8,327		$ 9,424
C000213452
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
Account Value	$ 11,728	12,030	11,092	11,498		10,396	8,803		10,000
C000213450
Account Value [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
Account Value	$ 11,674	11,850	10,815	11,109		9,942	8,329			9,583	9,925		9,216		9,892		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,652	11,110	10,925	11,473		11,970	11,886			10,911	10,443		10,319		10,274	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,652	11,110	10,925	11,473		11,970	11,886			10,911	10,443		10,319		10,274	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,652	11,110	10,925	11,473		11,970	11,886			10,911	10,443		10,319		10,274	$ 10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 8,767	10,245	8,153	9,659		14,534	8,296	10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 8,767	10,245	8,153	9,659		14,534	8,296	10,000
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 8,767	10,245	8,153	9,659		14,534	8,296	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,993	27,706	21,332	23,119		19,991	12,786			13,745	12,553		11,012	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,993	27,706	21,332	23,119		19,991	12,786			13,745	12,553		11,012	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 59,516	54,979	42,331	45,876		39,669	25,372			27,275	24,910		21,852		18,650		18,323	16,254	13,338	11,704	$ 10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 21,209	19,706	15,917	17,108		15,880	10,225			11,458	11,107	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 21,209	19,706	15,917	17,108		15,880	10,225			11,458	11,107	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 21,209	19,706	15,917	17,108		15,880	10,225			11,458	11,107	10,000
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Account Value	$ 11,366	10,346	9,375	11,585	10,000
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Account Value	$ 11,366	10,346	9,375	11,585	10,000
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Account Value	$ 26,796	24,391	22,102	27,313		21,620	15,720			20,004	16,496		17,314		16,870		16,208	13,060	12,540	10,888		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,430	17,948	13,819	14,977		12,950	8,283	10,000
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Account Value	$ 16,210	16,144	13,907	14,441		12,125	9,046	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,430	17,948	13,819	14,977		12,950	8,283	10,000
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Account Value	$ 16,210	16,144	13,907	14,441		12,125	9,046	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,430	17,948	13,819	14,977		12,950	8,283	10,000
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Account Value	$ 16,210	16,144	13,907	14,441		12,125	9,046	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,585	24,558	18,908	20,492		17,720	11,333			12,183	11,127	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,585	24,558	18,908	20,492		17,720	11,333			12,183	11,127	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,585	24,558	18,908	20,492		17,720	11,333			12,183	11,127	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,626	9,179	9,025	9,479	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,144	13,066	10,060	10,903	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,626	9,179	9,025	9,479	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,144	13,066	10,060	10,903	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 13,103	12,494	12,285	12,902		13,461	13,366			12,270	11,744		11,604		11,553		11,331	10,718	10,729	10,338		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 56,517	52,209	40,197	43,564		37,670	24,093			25,901	23,654		20,751		17,710		17,399	$ 15,434	$ 12,666	$ 11,114		$ 10,000
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Account Value	14,015	13,301	11,644	12,493		12,075	9,337		10,000
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Account Value	14,015	13,301	11,644	12,493		12,075	9,337		$ 10,000
60% - MSCI World Index / 40% - Bloomberg US Agg
Account Value [Line Items]
Account Value	$ 16,854	$ 15,996	$ 14,003	$ 15,024		$ 14,522	$ 11,228			$ 11,658	$ 11,293		$ 10,519		$ 9,779		$ 10,000